SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure in the financial statements through February 23, 2023, the date these financial statements were available to be issued.

The Company commenced a Registered Direct Offering and concurrent Private Placement on January 27, 2023 with two healthcare-focused U.S. institutional investors to sell 4,796,206 shares of its common stock, pursuant to a registered direct offering and warrants to purchase up to 4,796,206 shares in a concurrent private placement. The combined purchase price for one share and one warrant was $1.75. The warrants have an exercise price of $2.00 per share and are initially exercisable at the later of shareholder approval or six months following the date of issuance and will expire five and a half years from January 31, 2023, the closing date. The aggregate gross proceeds from the Registered Direct Offering and the concurrent Private Placement were $8.4 million before deducting placement agent fees and other estimated offering expenses. The Company received net proceeds of $7,655,974 after costs.

NOTE 13 – SUBSEQUENT EVENTS

At The Market Offering

The At The Market Offering Agreement, or the sales agreement, that was entered into with H.C. Wainwright & Co., LLC, or the sales agent or Wainwright, dated as of July 23, 2021 was amended as of April 1, 2022, relating to the offer and sale of shares of our common stock. In accordance with the terms of the sales agreement, we may offer and sell up to a maximum aggregate amount of $3,000,000 (as opposed to $100,000,000) shares of our common stock from time to time through the sales agent.

Note Purchase Agreement

On May 20, 2022, the Company entered into a new note purchase agreement (“Note Purchase Agreement 3”) by and among the Company, DDL, TCL and a third-party investor.

Pursuant to the terms of the Note Purchase Agreement 3, the Company agreed to issue and sell to the Investor and the Investor agreed to purchase from the Company a secured promissory note (the “Secured Note”) in the original principal amount of $6,015,000. In consideration thereof, on May 20, 2022 (the closing date), (i) the Investor paid $5,000,000 in cash, and (ii) the Company delivered the Secured Note on behalf of the Company, to the Investor, against delivery of the Purchase Price. For these purposes, the “Purchase Price” means the Investor’s initial cash purchase price.

The Secured Note is secured by the Collateral (as hereinafter defined). The Secured Note carries an original issue discount (“OID”) of $1,000,000 (16.7%). In addition, the Company agreed to pay $15,000 to the Investor to cover the Investor’s legal fees, accounting costs, due diligence, monitoring and other transaction costs incurred in connection with the purchase and sale of the Secured Note (the “Transaction Expense Amount”). In addition to this, a payment of $300,000 was made to Ascendiant Capital Markets, LLC, (the “Commission”) for structuring the agreement between both parties. The Purchase Price for the Secured Note is $4,700,000, computed as follows: $6,015,000 original principal balance, less: OID, Transaction Expense Amount, and commission paid.

The borrowing period is 24 months, and the Company shall pay the outstanding balance and all fees on maturity. A monitoring fee equal to 0.833% of the outstanding balance will automatically be added to the outstanding balance on the first day of each month. The debt less the discount and transaction expenses will be accreted over the term of the Note using the effective interest method.

Security Agreement

On May 20, 2022, the Company entered into the Security Agreement by the Company, DDL and TCL, in favor of the Investor (the “Security Agreement”). Pursuant to the terms of the Security Agreement, the Company granted the Investor a first-priority security interest in all rights, title, interest, claims and demands of the Company in and to all of the Company’s patents and all other proprietary rights, and all rights corresponding to the Company’s patents throughout the world, now owned and existing, and all replacements, proceeds, products, and accessions thereof.